Income Taxes (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets
Receivables provision	$ 525,720	$ 449,509
Tax losses carried forward	207,868	207,868
Less: Valuation allowance	0	0
Total deferred tax assets	733,588	657,377
Deferred tax liabilities
Revenue cut-off difference derived from Value Added Tax reporting system to calculate PRC Corporation Income Tax in accordance with the PRC State Administration of Taxation	1,948,948	1,020,209
Total deferred tax liabilities	1,948,948	1,020,209
Deferred Tax Assets, Net, Total	$ (1,215,360)	$ (362,832)